Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | segment	1
Net sales	$ 2,089,999	$ 1,978,214	$ 1,965,311
Long-lived assets	923,948	753,611
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	23,700	20,900	$ 20,300
Long-lived assets	$ 1,000	$ 700